Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO	Jan. 28, 2021
Russell Midcap® Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	35.59%
5 Years	18.66%
10 Years	15.04%	[1]
Institutional Shares
Average Annual Return:
1 Year	46.14%
5 Years	23.22%
10 Years	17.74%	[1]
Investor A Shares
Average Annual Return:
1 Year	38.08%
5 Years	21.56%
10 Years	16.75%	[1]
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	38.08%
5 Years	21.00%
10 Years	15.41%	[1]
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	22.54%
5 Years	17.45%
10 Years	13.47%	[1]
Investor C Shares
Average Annual Return:
1 Year	43.63%
5 Years	21.98%
10 Years	16.68%	[1]
Class R Shares
Average Annual Return:
1 Year	45.36%
5 Years	22.56%
10 Years	17.10%	[1]

[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal year ended September 30, 2011 in settlement of litigation.